Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net

6.Accounts receivable, net

Accounts receivable and allowance for credit loss as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	1,108,215	1,746,390
Less: allowance for credit loss	(3,765)	(2,056)
Total Accounts receivable, net	1,104,450	1,744,334

The roll-forward of the allowance for credit loss related to accounts receivable for the years ended December 31, 2022, 2023 and 2024.

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning of the year	756	1,923	3,765
Provision of allowance for credit loss	1,167	1,842	2,439
Reversal of allowance for credit loss	—	—	(4,148)
End of the year	1,923	3,765	2,056

There was no write-off of the allowance for credit loss related to accounts receivable for the years ended 2022, 2023 and 2024.